March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Variable Account - 13 (“Registrant”)
File No. 811-21139
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life Insurance Company and Nationwide Variable Account - 13, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Legal Fund Name	CIK
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Real Estate Investment Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	0000825316
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	0000355916
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	0001413032
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	0000814230
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
Dreyfus Stock Index Fund, Inc.: Initial Shares	0000846800
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	0000813383
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	0000813383
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares	0001046292
Guggenheim Variable Fund - Multi-Hedge Strategies	0001064046
Invesco - Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Comstock Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Mid Cap Core Equity: Series II Shares	0000896435
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares	0000896435

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares	0000896435
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Janus Henderson VIT Balanced Portfolio: Service Shares	0000906185
Janus Henderson VIT Flexible Bond Portfolio: Service Shares	0000906185
Janus Henderson VIT Forty Portfolio: Service Shares	0000906185
Janus Henderson VIT Overseas Portfolio: Service Shares	0000906185
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I	0001176343
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC	0000855396
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class	0000719269
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II	0000353905
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	0000736913
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	0000752737
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB	0000822671
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II	0000918294
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco
Associate Vice President, Product Management